ACQUISITION - Additional Information (Details) - Beta Brand [Member] $ in Millions	Dec. 02, 2021 USD ($)
Business Acquisition [Line Items]
Payment to acquire business	$ 7.0
Goodwill	3.1
Nogin Inc [Member]
Business Acquisition [Line Items]
Payment to acquire business	7.0
Goodwill	$ 3.1